Short term debt	12 Months Ended
Mar. 31, 2012
Short term debt

(13) Short term debt

Short term debt at March 31, 2011 and 2012 are as follows:

	Yen (Millions)
	2011	2012
Unsecured borrowing, with weighted average annual interest 0.38%	¥—	25,000

	¥—	25,000

On May 25, 2012, the Company issued under its existing domestic bond shelf registration ¥25,000 million of unsecured corporate bonds. The funds procured from this issuance were applied to repay short term debt outstanding at March 31, 2012. The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017